Note 14 - Common Stock and Additional Paid-in Capital	6 Months Ended
Jun. 30, 2019
Notes to Financial Statements
Stockholders' Equity Note Disclosure [Text Block]
14.
Common Stock and Additional Paid-In Capital:

(a) Common Stock:
During the year ended
December 31, 2018,
the Company issued
598,400
shares in aggregate at par value of
$0.0001
to Costamare Services pursuant to the Services Agreement (Note
3
). During the
six
-month period ended
June 30, 2019,
the Company issued
299,200
shares at par value of
$0.0001
to Costamare Services pursuant to the Services Agreement (Note
3
). The fair value of such shares was calculated based on the closing trading price at the date of issuance.

On
July 6, 2016,
the Company implemented the Plan. The Plan offers holders of Company common stock the opportunity to purchase additional shares by having their cash dividends automatically reinvested in Company common stock. Participation in the Plan is optional, and shareholders who decide not
to participate in the Plan will continue to receive cash dividends, as declared and paid in the usual manner. During the year ended
December 31, 2018,
the Company issued
3,659,845
shares in aggregate at par value of
$0.0001
to its common stockholders, at an average price of
$6.307794
per share. During the
six
-month period ended
June 30, 2019,
the Company issued
1,737,603
shares at par value of
$0.0001
to its common stockholders, at an average price of
$5.2697
per share.

As at
June 30, 2019,
the aggregate
issued share capital was
114,501,033
common shares.

(b) Preferred Stock:
On
January 30, 2018,
the Company completed a public offering of
4,600,000
shares of its Series E Preferred Stock, par value
$0.0001,
at a public offering price of
$25.00
per share.
The net proceeds of the follow-on offering were
$111,224.

(c) Additional Paid-in Capital:
The amounts shown in the accompanying consolidated balance sheets, as additional paid-in capital include: (i) payments made by the stockholders at various dates to finance vessel acquisitions in excess of the amounts of bank loans obtained, (ii) the difference between the par value of the shares issued in the Initial Public Offering in
November 2010
and the offerings in
March 2012,
October 2012,
August 2013,
January 2014,
May 2015,
December 2016,
May 2017
and
January 2018
and the net proceeds received from the issuance of such shares, (iii) the difference between the par value and the fair value of the shares issued to Costamare Shipping and Costamare Services (Note
3
) and (iv) the difference between the par value of the shares issued under the Plan.

(d) Dividends declared and / or paid
: During the
six
-month period ended
June 30, 2018,
the Company declared and paid to its common stockholders
$0.10
per common share and, after accounting for shareholders participating in the Plan, the Company paid (i)
$4,583
in cash and issued
988,841
shares pursuant to the Plan for the
fourth
quarter of
2017
and (ii)
$4,833
in cash and issued
885,324
shares pursuant to the Plan for the
first
quarter of
2018.
During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its common stockholders
$0.10
per common share and, after accounting for shareholders participating in the Plan, the Company paid (i)
$6,580
in cash and issued
961,656
shares pursuant to the Plan for the
fourth
quarter of
2018
and (ii)
$6,867
in cash and issued
775,947
shares pursuant to the Plan for the
first
quarter of
2019.

During the
six
-month period ended
June 30, 2018,
the Company declared and paid to its holders of Series B Preferred Stock (i)
$953
or
$0.476563
per share for the period from
October 15, 2017
to
January 14, 2018
and (ii)
$953
or
$0.476563
per share for the period from
January 15, 2018
to
April 14, 2018.
During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series B Preferred Stock (i)
$953
or
$0.476563
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$953
or
$0.476563
per share for the period from
January 15, 2019
to
April 14, 2019.

During the
six
-month period ended
June 30, 2018,
the Company declared and paid to its holders of Series C Preferred Stock (i)
$2,125
or
$0.531250
per share for the period from
October 15, 2017
to
January 14, 2018
and (ii)
$2,125
or
$0.531250
per share for the period from
January 15, 2018
to
April 14, 2018.
During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series C Preferred Stock (i)
$2,125
or
$0.531250
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$2,125
or
$0.531250
per share for the period from
January 15, 2019
to
April 14, 2019.

During the
six
-month period ended
June 30, 2018,
the Company declared and paid to its holders of Series D Preferred Stock (i)
$2,188
or
$0.546875
per share for the period from
October 15, 2017
to
January 14, 2018
and (ii)
$2,188
or
$0.546875
per share for the period from
January 15, 2018
to
April 14, 2018.
During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series D Preferred Stock (i)
$2,188
or
$0.546875
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$2,188
or
$0.546875
per share for the period from
January 15, 2019
to
April 14, 2019.

During the
six
-month period ended
June 30, 2018,
the Company declared and paid to its holders of Series E Preferred Stock
$2,126
or
$0.462240
per share for the period from
January 30, 2018
to
April 14, 2018.
During the
six
-month period ended
June 30, 2019,
the Company declared and paid to its holders of Series E Preferred Stock (i)
$2,551
or
$0.554688
per share for the period from
October 15, 2018
to
January 14, 2019
and (ii)
$2,551
or
$0.554688
per share for the period from
January 15, 2019
to
April 14, 2019.